UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 18.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.892%, with maturity at 2035(1)	$1,660,040	$1,770,854
4.329%, with maturity at 2030(1)	703,300	775,389
6.50%, with maturity at 2030	5,152,567	6,083,211
7.00%, with various maturities to 2035	7,610,531	8,973,705
7.50%, with maturity at 2034	2,253,389	2,777,227
8.00%, with maturity at 2026	1,747,051	2,032,051

		$22,412,437

Federal National Mortgage Association:
3.80%, with maturity at 2035(1)	$1,883,448	$2,069,439
4.116%, with maturity at 2035(1)	4,032,713	4,435,984
6.00%, with various maturities to 2032	1,991,285	2,199,468
6.50%, with various maturities to 2029	7,063,627	8,170,046
7.00%, with various maturities to 2036	14,315,737	16,815,140
7.50%, with maturity at 2035	12,513,079	15,302,831
8.50%, with maturity at 2032	785,972	977,078
9.50%, with maturity at 2020	2,360,023	2,816,203

		$52,786,189

Government National Mortgage Association:
7.00%, with various maturities to 2035(2)	$23,932,187	$28,966,561
7.50%, with various maturities to 2022	2,593,931	3,105,798

		$32,072,359

Total Mortgage Pass-Throughs (identified cost $97,392,190)		$107,270,985

Collateralized Mortgage Obligations — 8.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$466,712	$524,670
Series 2631, (Interest Only), Class DS, 6.894%, 6/15/33(3)(4)	13,489,817	1,960,617
Series 2956, (Interest Only), Class SL, 6.794%, 6/15/32(3)(4)	6,007,540	1,047,414
Series 3114, (Interest Only), Class TS, 6.444%, 9/15/30(3)(4)	17,400,097	3,378,022
Series 3153, (Interest Only), Class JI, 6.414%, 5/15/36(3)(4)	11,931,998	1,985,463
Series 3423, (Interest Only), Class SN, 5.924%, 3/15/38(3)(4)	23,693,186	3,247,588

		$12,143,774

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$812,420	$929,596
Series 2004-46, (Interest Only), Class SI, 5.796%, 5/25/34(3)(4)	17,641,765	2,816,322
Series 2005-17, (Interest Only), Class SA, 6.496%, 3/25/35(3)(4)	7,290,394	1,642,554
Series 2005-105, (Interest Only), Class S, 6.496%, 12/25/35(3)(4)	9,189,060	1,511,703
Series 2006-65, (Interest Only), Class PS, 7.016%, 7/25/36(3)(4)	8,298,603	1,434,497
Series 2006-96, (Interest Only), Class SN, 6.996%, 10/25/36(3)(4)	10,381,574	1,979,039
Series 2006-104, (Interest Only), Class SD, 6.436%, 11/25/36(3)(4)	7,322,279	1,342,285

Security	Principal Amount	Value
Series 2006-104, (Interest Only), Class SE, 6.426%, 11/25/36(3)(4)	$4,881,520	$894,185
Series 2007-50, (Interest Only), Class LS, 6.246%, 6/25/37(3)(4)	17,538,161	2,211,747
Series 2008-26, (Interest Only), Class SA, 5.996%, 4/25/38(3)(4)	16,144,863	2,499,750
Series 2008-61, (Interest Only), Class S, 5.896%, 7/25/38(3)(4)	20,134,490	3,503,496
Series 2009-62, Class WA, 5.553%, 8/25/39(5)	5,534,686	6,315,694
Series 2010-67, (Interest Only), Class SC, 5.596%, 6/25/40(3)(4)	14,604,672	1,675,305
Series 2012-150, (Interest Only), Class PS, 5.946%, 1/25/43(3)(4)	9,969,800	2,183,114
Series 2012-150, (Interest Only), Class SK, 5.946%, 1/25/43(3)(4)	8,971,149	1,936,761
Series G94-7, Class PJ, 7.50%, 5/17/24	1,157,524	1,356,575

		$34,232,623

Government National Mortgage Association:
Series 2010-4, (Interest Only), Class SK 6.00%, 5/20/35(3)(4)	$6,763,223	$1,298,516

		$1,298,516

Total Collateralized Mortgage Obligations (identified cost $46,711,113)		$47,674,913

U.S. Government Agency Obligations — 10.7%

Security	Principal Amount	Value
Federal Home Loan Bank:
5.365%, 9/9/24	$3,300,000	$4,239,725
5.375%, 9/30/22	8,300,000	10,632,084
5.375%, 8/15/24	2,700,000	3,479,109
5.75%, 6/12/26	8,150,000	10,852,711

		$29,203,629

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,482,585
5.50%, 4/26/24	20,000,000	25,935,700

		$32,418,285

Total U.S. Government Agency Obligations (identified cost $51,754,118)		$61,621,914

Corporate Bonds & Notes — 9.4%

Security	Principal Amount	Value
Computers — 2.8%
Dell, Inc., 5.40%, 9/10/40	$18,841,000	$16,079,757

		$16,079,757

Mining — 2.9%
Alcoa, Inc., 5.95%, 2/1/37	$17,000,000	$16,503,736

		$16,503,736

Retail — 1.2%
JC Penney Corp., Inc., 6.375%, 10/15/36	$5,228,000	$3,986,350
JC Penney Corp., Inc., 7.40%, 4/1/37	3,250,000	2,750,313

		$6,736,663

Semiconductors — 2.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22(6)	$4,160,000	$3,494,400
Advanced Micro Devices, Inc., 7.75%, 8/1/20	7,745,000	6,641,337

Security	Principal Amount		Value
Micron Technology, Inc., 1.50%, 8/1/31		$1,000,000	$1,025,625
Micron Technology, Inc., 1.875%, 8/1/31		3,500,000	3,594,063

			$14,755,425

Total Corporate Bonds & Notes (identified cost $55,742,833)			$54,075,581

Foreign Government Bonds — 2.1%

Security	Principal Amount		Value
Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	116,400,000	$1,387,518
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	653,320,000	7,745,471
Serbia Treasury Bond, 10.00%, 3/1/15	RSD	250,000,000	2,956,180

Total Foreign Government Bonds (identified cost $11,655,326)			$12,089,169

Convertible Preferred Stocks — 1.3%

Security	Shares		Value
Lucent Technologies Capital Trust I, 7.75%		8,000	$7,440,000

Total Convertible Preferred Stocks (identified cost $7,253,750)			$7,440,000

Precious Metals — 23.3%

Description	Troy Ounces		Value
Gold(7)		80,797	$134,507,392

Total Precious Metals (identified cost $119,941,731)			$134,507,392

Interest Rate Swaptions — 0.5%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank NA	2/28/17	$52,500,000	$1,479,187
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	52,500,000	1,479,188

Total Interest Rate Swaptions (identified cost $5,071,500)				$2,958,375

Short-Term Investments — 24.9%

Foreign Government Securities — 12.8%

Security	Principal Amount		Value
Malaysia — 3.6%
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	28,684,000	$9,211,959
Bank Negara Monetary Note, 0.00%, 3/28/13	MYR	35,973,000	11,527,196

Total Malaysia			$20,739,155

Nigeria — 3.1%
Nigeria Treasury Bill, 0.00%, 11/21/13	NGN	3,057,000,000	$17,836,205

Total Nigeria			$17,836,205

Sri Lanka — 6.1%
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,617,630,000	$12,701,008
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	1,057,900,000	8,231,300
Sri Lanka Treasury Bill, 0.00%, 11/15/13	LKR	1,241,080,000	9,066,366
Sri Lanka Treasury Bill, 0.00%, 11/29/13	LKR	761,730,000	5,541,911

Total Sri Lanka			$35,540,585

Total Foreign Government Securities (identified cost $72,691,201)			$74,115,945

U.S. Treasury Obligations — 0.8%

Security	Principal Amount		Value
U.S. Treasury Bill, 0.00%, 2/7/13(2)		$4,500,000	$4,499,978

Total U.S. Treasury Obligations (identified cost $4,499,939)			$4,499,978

Other — 11.3%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)		$65,377	$65,377,206

Total Other (identified cost $65,377,206)			$65,377,206

Total Short-Term Investments (identified cost $142,568,346)			$143,993,129

Total Investments — 99.0% (identified cost $538,090,907)			$571,631,458

Other Assets, Less Liabilities — 1.0%			$5,878,930

Net Assets — 100.0%			$577,510,388

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

LKR	-	Sri Lankan Rupee

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

RSD	-	Serbian Dinar

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $3,494,400 or 0.6% of the Portfolio’s net assets.

(7)	Non-income producing.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $20,524.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2013 were $140,732,125 or 24.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
3/11/13	Euro 2,157,226	United States Dollar 2,852,155	Bank of America	$(77,515)
3/11/13	Euro 56,655,668	United States Dollar 74,048,959	Bank of America	(2,893,566)
3/21/13	Euro 5,596,000	United States Dollar 7,318,896	State Street Bank and Trust Co.	(281,294)
3/21/13	Euro 49,800,711	United States Dollar 66,259,846	State Street Bank and Trust Co.	(1,376,842)

				$(4,629,217)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/5/13	Philippine Peso 697,420,000	United States Dollar 16,954,831	JPMorgan Chase Bank	$185,609
2/14/13	Serbian Dinar 485,400,000	Euro 4,309,687	Citibank NA	52,727

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/19/13	Indian Rupee 951,831,000	United States Dollar 16,987,124	HSBC Bank USA	$851,207
2/22/13	South Korean Won 9,338,304,000	United States Dollar 8,814,211	Barclays Bank PLC	(243,941)
2/22/13	South Korean Won 8,983,696,000	United States Dollar 8,479,745	Nomura International PLC	(234,918)
2/22/13	Yuan Offshore Renminbi 349,950,000	United States Dollar 55,824,972	Citibank NA	462,942
2/28/13	Mexican Peso 198,170,000	United States Dollar 15,678,006	HSBC Bank USA	(128,904)

				$944,722

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received	Net Unrealized Appreciation
Markit CDX North America High Yield Index	Barclays Bank PLC	$67,800	5.00	%(1)	12/20/17	4.46%	$1,945,265	$79,156	$2,024,421
Markit CDX North America High Yield Index	BNP Paribas SA	35,800	5.00	(1)	12/20/17	4.46	1,027,145	83,593	1,110,738
Markit CDX North America High Yield Index	Citibank NA	37,260	5.00	(1)	12/20/17	4.46	1,069,035	174,004	1,243,039

							$4,041,445	$336,753	$4,378,198

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $140,860,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes interest rate swaptions to enhance total return and/or to seek to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$4,041,445	$—
Foreign Exchange	Forward foreign currency exchange contracts	$1,552,485	$(5,236,980)
Interest Rate	Interest rate swaptions	$2,958,375	$—

Total		$8,552,305	$(5,236,980)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$540,068,786

Gross unrealized appreciation	$36,407,335
Gross unrealized depreciation	(4,844,663)

Net unrealized appreciation	$31,562,672

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$107,270,985	$—	$107,270,985
Collateralized Mortgage Obligations	—	47,674,913	—	47,674,913
U.S. Government Agency Obligations	—	61,621,914	—	61,621,914
Corporate Bonds & Notes	—	54,075,581	—	54,075,581
Foreign Government Bonds	—	12,089,169	—	12,089,169
Convertible Preferred Stocks	7,440,000	—	—	7,440,000
Precious Metals	134,507,392	—	—	134,507,392
Interest Rate Swaptions	—	2,958,375	—	2,958,375
Short-Term Investments -
Foreign Government Securities	—	74,115,945	—	74,115,945
U.S. Treasury Obligations	—	4,499,978	—	4,499,978
Other	—	65,377,206	—	65,377,206
Total Investments	$141,947,392	$429,684,066	$—	$571,631,458
Forward Foreign Currency Exchange Contracts	$—	$1,552,485	$—	$1,552,485
Swap Contracts	—	4,041,445	—	4,041,445
Total	$141,947,392	$435,277,996	$—	$577,225,388

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,236,980)	$—	$(5,236,980)
Total	$—	$(5,236,980)	$—	$(5,236,980)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Preferred equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013